JOHN HANCOCK STRATEGIC SERIES

200 Berkeley Street

Boston, MA 02116

June 27, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Strategic Series (the “Trust”), on behalf of:
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio; and John Hancock Managed Account Shares Securitized Debt Portfolio (the “Funds”)
File Nos. 033-05186; 811-04651

Ladies and Gentlemen:

Enclosed for filing on behalf of the Funds pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 70 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective June 27, 2019. The purpose of the Amendment is to incorporate comments from the Staff of the Commission on Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 69 under the 1940 Act, filed on April 11, 2019 pursuant to Rule 485(a) under the 1933 Act (accession no. 0001133228-19-002136). No fees are required in connection with this filing. The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee
Thomas Dee, Esq.
Assistant Secretary of the Trust